SHARE-BASED COMPENSATION - Kaixin Auto 2022 Plan (Details) - Kaixin 2022 Plan	12 Months Ended
Dec. 31, 2022 USD ($) shares
SHARE-BASED COMPENSATION
Aggregate number of shares to be issued | shares	39,500,000
Consideration for shares granted | $	$ 38,500,000